SEGMENT AND GEOGRAPHIC INFORMATION (Segment Information) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Audi [Member] USD ($)	Dec. 31, 2012 Audi [Member] CNY	Dec. 31, 2011 Audi [Member] CNY	Dec. 31, 2010 Audi [Member] CNY	Dec. 31, 2012 FAW Volkswagen [Member] USD ($)	Dec. 31, 2012 FAW Volkswagen [Member] CNY	Dec. 31, 2011 FAW Volkswagen [Member] CNY	Dec. 31, 2010 FAW Volkswagen [Member] CNY	Dec. 31, 2012 FAW Mazda [Member] USD ($)	Dec. 31, 2012 FAW Mazda [Member] CNY	Dec. 31, 2011 FAW Mazda [Member] CNY	Dec. 31, 2010 FAW Mazda [Member] CNY	Dec. 31, 2012 FAW Toyota [Member] USD ($)	Dec. 31, 2012 FAW Toyota [Member] CNY	Dec. 31, 2011 FAW Toyota [Member] CNY	Dec. 31, 2010 FAW Toyota [Member] CNY	Dec. 31, 2012 Shanghai Volkswagen [Member] USD ($)	Dec. 31, 2012 Shanghai Volkswagen [Member] CNY	Dec. 31, 2011 Shanghai Volkswagen [Member] CNY	Dec. 31, 2010 Shanghai Volkswagen [Member] CNY	Dec. 31, 2012 Chang An Mazda [Member] USD ($)	Dec. 31, 2012 Chang An Mazda [Member] CNY	Dec. 31, 2011 Chang An Mazda [Member] CNY	Dec. 31, 2010 Chang An Mazda [Member] CNY	Dec. 31, 2012 GAC Honda [Member] USD ($)	Dec. 31, 2012 GAC Honda [Member] CNY	Dec. 31, 2011 GAC Honda [Member] CNY	Dec. 31, 2012 Unallocated [Member] USD ($)	Dec. 31, 2012 Unallocated [Member] CNY	Dec. 31, 2011 Unallocated [Member] CNY	Dec. 31, 2010 Unallocated [Member] CNY	Dec. 31, 2012 Eliminations [Member] USD ($)	Dec. 31, 2012 Eliminations [Member] CNY	Dec. 31, 2011 Eliminations [Member] CNY	Dec. 31, 2010 Eliminations [Member] CNY
Revenues:
Sales of automobiles	$ 461,504	2,875,213	2,664,750	3,075,045	$ 135,702	845,436	957,338	937,043	$ 130,727	814,443	521,918	719,370	$ 54,027	336,594	362,566	479,549	$ 52,218	325,323	240,151	324,943	$ 50,308	313,424	426,519	439,402	$ 9,972	62,129	51,749	174,738	$ 28,470	177,374	104,174	$ 80	490	335
Automobile repair and maintenance services	52,162	324,974	333,755	274,076	21,159	131,820	141,623	120,335	8,227	51,252	43,549	33,062	6,480	40,371	48,512	41,944	7,002	43,625	32,969	28,867	3,628	22,605	25,432	25,355	2,098	13,068	24,271	19,804	3,365	20,966	13,872	203	1,267	3,527	4,709
Sales of leased automobiles	5,720	35,635	18,310		1,886	11,751	8,977		1,182	7,362	3,491		1,901	11,844	3,189		144	899	474		541	3,369	2,179		66	410
Other services	4,729	29,465	19,403	14,548	1,400	8,725	7,727	3,746	1,773	11,043	3,603	2,359	500	3,116	2,065	2,173	341	2,123	1,662	2,000	280	1,746	1,374	1,120	135	844	628	2,636	290	1,808	942	2,164	13,482	5,609	20,514	(2,154)	(13,422)	(4,207)	(20,000)
Revenues	524,115	3,265,287	3,036,218	3,363,669	160,147	997,732	1,115,665	1,061,124	141,909	884,100	572,561	754,791	62,908	391,925	416,332	523,666	59,705	371,970	275,256	355,810	54,757	341,144	455,504	465,877	12,271	76,451	76,648	197,178	32,125	200,148	118,988	2,447	15,239	9,471	25,223	(2,154)	(13,422)	(4,207)	(20,000)
Costs of goods sold:
Sales of automobiles	(445,343)	(2,774,529)	(2,540,668)	(2,883,938)	(128,989)	(803,617)	(892,696)	(843,494)	(123,880)	(771,782)	(493,049)	(664,624)	(52,841)	(329,203)	(359,337)	(465,589)	(52,933)	(329,778)	(236,427)	(317,699)	(49,383)	(307,663)	(405,274)	(418,566)	(9,941)	(61,936)	(51,213)	(173,419)	(29,530)	(183,972)	(102,248)			(4,631)	(547)	2,154	13,422	4,207
Automobile repair and maintenance services	(30,314)	(188,859)	(163,242)	(110,487)	(9,852)	(61,382)	(58,044)	(46,386)	(5,609)	(34,942)	(25,903)	(14,838)	(3,763)	(23,442)	(23,585)	(13,575)	(4,424)	(27,560)	(16,496)	(11,540)	(2,333)	(14,537)	(13,304)	(11,183)	(1,420)	(8,847)	(12,963)	(10,454)	(2,692)	(16,774)	(10,155)	(221)	(1,375)	(1,761)	(2,511)
Sales of leased automobiles	(8,036)	(50,068)	(17,330)		(1,793)	(11,171)	(8,348)		(1,110)	(6,915)	(3,293)		(1,864)	(11,613)	(3,156)		(147)	(914)	(466)		(531)	(3,308)	(2,067)		(65)	(408)						(2,526)	(15,739)
Other services	(241)	(1,499)	(2,802)	(1,177)		(1)	(2)	(3)	(164)	(1,015)	(340)	(200)	(30)	(190)	(61)	(165)	(14)	(85)	(72)	(50)	(9)	(57)	(40)	(54)	(9)	(58)	(24)	(666)				(15)	(93)	(2,263)	(20,039)				20,000
Total cost of goods sold	(483,934)	(3,014,955)	(2,724,042)	(2,995,602)	(140,634)	(876,171)	(959,090)	(889,883)	(130,763)	(814,654)	(522,585)	(679,662)	(58,498)	(364,448)	(386,139)	(479,329)	(57,518)	(358,337)	(253,461)	(329,289)	(52,256)	(325,565)	(420,685)	(429,803)	(11,435)	(71,249)	(64,200)	(184,539)	(32,222)	(200,746)	(112,403)	(2,762)	(17,207)	(8,655)	(23,097)	2,154	13,422	4,207	20,000
Selling, marketing and distribution expenses	(16,298)	(101,544)	(91,438)	(52,173)	(4,279)	(26,656)	(29,415)	(20,120)	(3,613)	(22,518)	(13,223)	(7,013)	(2,680)	(16,697)	(12,897)	(9,260)	(1,445)	(9,004)	(11,361)	(6,032)	(2,405)	(14,985)	(13,513)	(6,494)	(947)	(5,900)	(6,567)	(3,067)	(377)	(2,348)	(1,883)	(552)	(3,436)	(2,579)	(187)
General and administrative expenses	(10,160)	(63,295)	(54,274)	(37,824)	(1,247)	(7,768)	(8,883)	(5,561)	(1,490)	(9,283)	(5,559)	(3,482)	(998)	(6,216)	(5,310)	(3,497)	(1,378)	(8,584)	(5,100)	(3,283)	(1,135)	(7,074)	(7,117)	(8,037)	(295)	(1,836)	(2,431)	(6,346)	(1,075)	(6,696)	(3,585)	(2,542)	(15,838)	(17,320)	(7,618)
Loss from impairment of intangible assets	(4,246)	(26,450)											(1,718)	(10,700)			(1,396)	(8,700)											(1,132)	(7,050)
Interest income	1,146	7,143	3,182	1,102	242	1,508	759	151	172	1,074	790	628	32	200	178	172	224	1,393	946	20	124	771	386	13	2	14	78	108	161	1,005	16	189	1,178	29	10
Interest expense	(11,825)	(73,673)	(61,560)	(53,832)	(3,942)	(24,562)	(24,863)	(20,315)	(2,990)	(18,626)	(14,529)	(14,482)	(1,346)	(8,385)	(7,983)	(6,827)	(2,486)	(15,488)	(7,991)	(6,508)	(135)	(841)	(2,593)	(3,060)	(98)	(611)	(1,275)	(1,984)	(653)	(4,069)	(2,231)	(175)	(1,091)	(95)	(656)
Exchange loss	(1)	(8)	(9,100)	(3,018)																												(1)	(8)	(9,100)	(3,018)
Other income, net	237	1,475	1,407	2,144	40	252	771	946	125	777	123	512	37	225	52	(5)	13	84	213	45			18	598			(4)	44	14	89	37	8	48	197	4
Income tax (expense) benefit	(1,958)	(12,199)	(33,291)	(63,093)	(2,863)	(17,836)	(25,160)	(31,775)	(1,136)	(7,080)	(5,874)	(12,685)	418	2,604	(2,572)	(5,974)	942	5,868	(134)	(3,181)	219	1,365	(3,436)	(5,015)	115	718	(648)	(499)	502	3,128	298	(155)	(966)	4,235	(3,964)
Net income (loss) and comprehensive income (loss)	(2,924)	(18,219)	67,102	161,373	7,464	46,499	69,784	94,567	2,214	13,790	11,704	38,607	(1,845)	(11,492)	1,661	18,946	(3,339)	(20,798)	(1,632)	7,582	(831)	(5,185)	8,564	14,079	(387)	(2,413)	1,601	895	(2,657)	(16,539)	(763)	(3,543)	(22,081)	(23,817)	(13,303)
Total assets	426,852	2,659,332	2,570,875	2,215,703	120,698	751,963	685,052	563,666	99,853	622,094	466,921	459,625	35,329	220,102	347,255	232,568	37,378	232,866	273,563	125,429	32,287	201,153	185,776	232,754	4,979	31,019	38,215	121,889	20,226	126,010	149,122	168,915	1,052,360	958,532	610,668	(92,813)	(578,235)	(533,561)	(130,896)
Total liabilities	(296,056)	(1,844,461)	(1,737,785)	(1,479,250)	(80,663)	(502,540)	(507,737)	(450,562)	(64,464)	(401,619)	(269,846)	(343,859)	(25,679)	(159,981)	(275,617)	(196,463)	(30,370)	(189,208)	(209,060)	(92,457)	(26,956)	(167,940)	(147,431)	(203,626)	(3,188)	(19,864)	(24,657)	(109,924)	(21,213)	(132,156)	(134,841)	(39,643)	(246,979)	(134,423)	(58,190)	(3,880)	(24,174)	(34,173)	(24,169)
Capital expenditures	26,817	167,070	205,770	12,531	13,804	85,991	685,052	7,078	11,299	70,397	110,258	2,124	334	2,078	3,321	655	436	2,717	3,046	485	281	1,751	10,150	1,870	31	196	1,429	286	331	2,062	100	301	1,878	3,197	33
Depreciation and amortization expenses	4,245	26,452	18,362	13,912	1,400	8,725	507,737	5,515	916	5,707	3,161	2,716	633	3,944	3,010	2,260	495	3,085	1,446	679	316	1,968	1,943	1,903	110	688	595	741	281	1,752	1,208	94	583	29	98
Goodwill	$ 11,819	73,634	73,634						$ 5,485	34,175	34,175		$ 1,544	9,620	9,620		$ 2,526	15,735	15,735										$ 2,264	14,104	14,104